Shareholders’ Deficit - Schedule of Stock Option Activity (Details) - $ / shares	9 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024
Schedule of Stock Option Activity [Abstract]
Number, Outstanding at beginning of period	61,579	50,937	50,937
Weighted Average Exercise Price, Outstanding at beginning of period	$ 6.94	$ 15.57	$ 15.57
Number, Granted during the period	75,000	48,050
Weighted Average Exercise Price, Granted during the period	$ 2.2	$ 5.84
Number, Exercised during the period
Weighted Average Exercise Price, Exercised during the period
Number, Forfeited during the period	(759)	(36,518)
Weighted Average Exercise Price, Forfeited during the period	$ (17.73)	$ (17.48)
Number, Outstanding at ending period	135,820	62,469	61,579
Weighted Average Exercise Price, Outstanding at ending period	$ 4.26	$ 7	$ 6.94
Number, Options exercisable at period-end	90,320	48,844
Weighted Average Exercise Price, Options exercisable at period-end	$ 4.94	$ 7